UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.7%
County of Jefferson Alabama, RB, Limited Obligation School, Series A,
5.50%, 1/01/22	$5,250	$5,260,868

Alaska – 1.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	2,315	2,323,334
5.00%, 6/01/46	6,450	5,666,454

		7,989,788

Arizona – 5.4%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A,
6.75%, 7/01/29	3,300	2,328,810
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,796,120
6.30%, 4/01/23	5,090	4,812,086
Pima County IDA, RB, Tucson Electric Power Co., Series A,
6.38%, 9/01/29	3,000	3,009,270
Pima County IDA Arizona, ERB, Unrefunded Balance,
6.75%, 7/01/31
Salt Verde Financial Corp., RB, Senior:	455	456,688
5.00%, 12/01/32	7,365	8,533,236
5.00%, 12/01/37	14,190	16,288,134
Vistancia Community Facilities District Arizona, GO,
5.75%, 7/15/24	2,125	2,246,019

		40,470,363

California – 9.2%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A,
5.75%, 7/01/39	4,425	5,099,680
Stanford Hospital and Clinics, Series A,
5.00%, 8/15/51	2,400	2,687,712
Sutter Health, Series B,
6.00%, 8/15/42	6,465	7,769,702
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A,
6.00%, 7/01/34	3,155	3,740,032
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT,
5.00%, 7/01/37	3,465	3,629,206
Poseidon Resources (Channel Side) LP Desalination, AMT,
5.00%, 11/21/45	3,855	4,007,504
San Diego County Water Authority Desalination Project Pipeline,
5.00%, 11/21/45	2,510	2,564,718
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	2,385	2,925,727
California Statewide Communities Development Authority, RB:
John Muir Health,
5.13%, 7/01/39	4,375	4,796,094
Kaiser Permanente, Series A,
5.00%, 4/01/42	3,835	4,304,979
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	845	921,616
5.00%, 5/15/47	735	796,857
City of Los Angeles Department of Airports, Refunding RB, International Airport, Series A,
5.25%, 5/15/39	1,605	1,821,322
State of California, GO:
(AMBAC),
5.00%, 4/01/31	10	10,423
Various Purpose,
6.00%, 3/01/33	5,085	6,323,248
Various Purpose,
6.50%, 4/01/33	14,075	17,500,855

		68,899,675

Colorado – 2.7%
City & County of Denver Colorado Airport System, ARB, Series D, AMT (AMBAC),
7.75%, 11/15/13	1,435	1,515,130
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project,
5.00%, 12/01/42	3,580	3,847,713
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT,
6.90%, 4/01/29	100	102,854
Plaza Metropolitan District No. 1 Colorado Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 6/01/14(a)	6,850	7,602,130
Subordinate, 8.13%, 12/01/25	1,870	1,870,037
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,677,005
5.38%, 6/01/32	1,250	1,491,550
5.38%, 6/01/38	830	974,254

		20,080,673

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut – 1.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit,
5.00%, 11/15/40	$2,770	$3,106,721
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University:
5.00%, 7/01/35	2,225	2,533,163
5.00%, 7/01/39	5,000	5,621,500

		11,261,384

Delaware – 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project,
6.00%, 10/01/40	2,305	2,606,471
Delaware State EDA, RB, Exempt Facilities, Indian River Power,
5.38%, 10/01/45	8,275	8,855,822

		11,462,293

District of Columbia – 3.0%
District of Columbia, Tax Allocation Bonds, City Market of Street Project,
5.13%, 6/01/41	4,440	4,815,669
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC),
4.56%, 10/01/31(b)	8,350	3,598,850
CAB, Second Senior Lien, Series B (AGC),
4.68%, 10/01/32(b)	15,000	6,040,200
CAB, Second Senior Lien, Series B (AGC),
4.74%, 10/01/33(b)	13,410	5,094,861
First Senior Lien, Series A,
5.25%, 10/01/44	2,425	2,688,961

		22,238,541

Florida – 7.5%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A,
5.25%, 10/01/34	2,155	2,494,606
City of Clearwater Florida, RB, Water & Sewer Revenue, Series A,
5.25%, 12/01/39	6,900	7,870,761
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1,
5.38%, 10/01/41	7,530	8,583,146
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT,
6.50%, 11/15/36	2,500	2,531,250
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	7,500	7,507,575
Series B, 7.13%, 4/01/30	5,000	5,002,400
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	4,615	5,898,847
Midtown Miami Community Development District, Special Assessment Bonds, Series B,
6.50%, 5/01/37	5,080	5,187,442
Santa Rosa Bay Bridge Authority, RB,
6.25%, 7/01/28(c)(d)	4,620	1,848,000
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	2,800	3,165,568
Series B, 5.00%, 7/01/42	5,120	5,714,022

		55,803,617

Georgia – 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare,
5.25%, 11/15/39	1,700	1,888,054
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series,
5.00%, 7/01/39	6,945	7,996,612

		9,884,666

Hawaii – 0.4%
State of Hawaii Harbor System, RB, Series A,
5.25%, 7/01/30	2,760	3,224,066

Idaho – 1.3%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT,
6.45%, 8/01/32	10,000	10,017,100

Illinois – 11.1%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project,
5.90%, 3/01/27	1,000	928,590
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	4,280	5,003,363
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/40	2,130	2,438,892
City of Chicago Illinois, GARB, O’Hare International Airport:
General Third Lien, Series A,
5.63%, 1/01/35	4,200	4,942,518
General Third Lien, Series A,
5.75%, 1/01/39	3,500	4,122,405
Third Lien, Series C,
6.50%, 1/01/41	11,920	15,414,348
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,625	1,814,231
5.00%, 1/01/34	7,585	8,455,910
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A,
5.25%, 1/01/38	1,660	1,915,175

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A,
5.00%, 11/15/37	$1,970	$2,239,713
Ascension Health, Series A,
5.00%, 11/15/42	3,575	4,035,210
Central Dupage Health, Series B,
5.50%, 11/01/39	3,235	3,672,792
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM),
4.89%, 6/15/46(b)	11,405	2,274,499
CAB, Series B (AGM),
4.91%, 6/15/47(b)	27,225	5,138,991
Series B (AGM),
5.00%, 6/15/50	6,405	7,000,345
Series B-2,
5.00%, 6/15/50	5,085	5,555,922
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,247,772
6.00%, 6/01/28	2,335	2,804,125
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	1,275	1,460,908

		82,465,709

Indiana – 3.6%
Carmel Redevelopment Authority, Refunding RB, Series A:
4.00%, 8/01/35	2,305	2,431,821
4.00%, 8/01/38	3,700	3,869,756
Indiana Finance Authority, RB:
Sisters of St. Francis Health,
5.25%, 11/01/39	1,690	1,866,335
Waste Water Utility, First Lien, CWA Authority, Series A,
5.25%, 10/01/38	3,200	3,708,704
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A,
5.00%, 5/01/42	3,840	4,227,955
Parkview Health System, Series A,
5.75%, 5/01/31	6,645	7,687,202
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	2,230	2,671,651

		26,463,424

Iowa – 1.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project,
4.75%, 8/01/42	2,350	2,387,741
Iowa Student Loan Liquidity Corp., Refunding RB, Senior, Series A-1, AMT,
5.15%, 12/01/22	4,165	4,790,750

		7,178,491

Kansas – 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health,
5.75%, 11/15/38	4,380	5,138,134
Sisters of Leavenworth, Series A,
5.00%, 1/01/40	3,365	3,676,936

		8,815,070

Louisiana – 4.7%
East Baton Rouge Sewerage Commission, RB, Series A,
5.25%, 2/01/39	1,610	1,854,301
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	9,000	10,231,200
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A,
5.00%, 7/01/36	710	811,608
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A,
5.25%, 1/01/41	1,260	1,388,684
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project,
6.50%, 1/01/17	13,000	13,080,080
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B,
5.00%, 5/01/45	6,610	7,475,514

		34,841,387

Maine – 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series A,	3,140	3,419,806
5.00%, 7/01/39
Maine State Turnpike Authority, RB, Series A,	1,790	2,059,556
5.00%, 7/01/42

		5,479,362

Maryland – 0.7%
County of Prince George’s Maryland, SO, National Harbor Project,
5.20%, 7/01/34	1,500	1,533,525
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.75%, 6/01/35	880	1,004,599
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,	1,690	1,887,612
5.75%, 9/01/25
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A,
6.00%, 5/01/35	500	522,485

		4,948,221

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts – 2.2%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1,
5.25%, 7/01/29	$3,250	$4,256,882
Massachusetts Development Finance Agency, RB, Wellesley College, Series J,
5.00%, 7/01/42	3,680	4,289,666
Massachusetts Development Finance Agency, Refunding RB, Seven Hills Foundation & Affiliates (Radian),
5.00%, 9/01/35	3,500	3,506,580
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	3,640	3,984,089

		16,037,217

Michigan – 4.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series B (AGM),
7.50%, 7/01/33	1,835	2,292,998
City of Detroit Michigan Water Supply System, RB, Water Supply System, Senior Lien, Series A,
5.25%, 7/01/41	6,250	6,757,062
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital,
5.50%, 5/15/36	2,795	3,102,366
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health,
5.75%, 11/15/39	6,085	6,956,920
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,545,060
8.25%, 9/01/39	6,365	8,138,671

		29,793,077

Minnesota – 0.1%
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, Mandatory Put Bonds, AMT,
5.95%, 5/01/30(e)	825	827,607

Mississippi – 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project,
5.38%, 9/01/36	280	318,735

Nebraska – 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,887,518
5.00%, 9/01/42	2,925	3,207,964

		5,095,482

New Jersey – 2.2%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT,
6.25%, 9/15/29	975	993,593
First Mortgage, Lions Gate Project, Series A,
5.75%, 1/01/25	710	719,777
First Mortgage, Lions Gate Project, Series A,
5.88%, 1/01/37	230	231,681
Kapkowski Road Landfill Project, Series 1998B-MB, AMT,
6.50%, 4/01/31	2,500	2,967,600
New Jersey EDA, Refunding RB,
5.00%, 6/15/25	1,035	1,186,234
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association(c)(d):
6.00%, 7/01/13	1,335	13
6.63%, 7/01/36	1,835	19
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC),
4.57%, 12/15/35(b)	13,110	4,664,014
Series A,
5.50%, 6/15/41	3,630	4,218,532
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Senior, Series 1A,
4.63%, 6/01/26	1,490	1,445,881

		16,427,344

New York – 4.1%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A,
7.50%, 3/01/29	2,000	2,052,260
Metropolitan Transportation Authority, RB, Series E,
5.00%, 11/15/42	1,095	1,238,817
Metropolitan Transportation Authority, Refunding RB:
Series B,
5.00%, 11/15/34	4,910	5,573,439
Transportation, Series D,
5.25%, 11/15/40	2,465	2,789,024
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT,
7.63%, 12/01/32	1,250	1,281,363
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	2,480	2,947,058
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/42	3,590	4,043,238
Oneida County Industrial Development Agency, RB, Hamilton College Civic Facility,
5.00%, 9/15/26	1,990	2,259,764

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	$2,625	$3,120,548
6.00%, 12/01/42	1,485	1,765,338
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	3,450	3,453,105

		30,523,954

North Carolina – 2.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas, Series B,
4.63%, 11/01/40	7,350	7,906,689
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/42	2,805	3,120,338
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes,
5.40%, 10/01/27	5,000	5,144,250

		16,171,277

Ohio – 1.0%
County of Hamilton Ohio, RB, Christ Hospital Project,
5.00%, 6/01/42	3,705	4,003,030
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	2,840	3,068,847

		7,071,877

Oregon – 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System,
5.00%, 8/01/37	510	592,401

Pennsylvania – 2.5%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	4,150	3,527,417
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A,
5.00%, 5/01/42	5,250	5,622,907
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project,
5.00%, 11/15/40	3,805	4,246,837
National Gypsum Co., Series A, AMT,
6.25%, 11/01/27	2,000	1,999,800
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services,
5.00%, 10/01/44	1,890	2,052,824
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT,
7.75%, 12/01/17	1,265	1,266,948

		18,716,733

Puerto Rico – 4.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.50%, 8/01/44	10,120	11,487,414
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, First Sub-Series C,
5.95%, 8/01/38(b)	23,695	5,312,893
CAB, Series A (AMBAC),
5.67%, 8/01/47(b)	14,900	2,164,970
CAB, Series C,
5.57%, 8/01/39(b)	22,915	5,343,778
First Sub-Series C,
5.25%, 8/01/41	9,000	9,490,050

		33,799,105

Rhode Island – 0.5%
Central Falls Detention Facility Corp., Refunding RB,
7.25%, 7/15/35	4,240	3,672,773

South Carolina – 1.0%
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	6,695	7,547,474

South Dakota – 0.3%
South Dakota Health and Educational Facilities Authority, RB, Sanford, Series E,
5.00%, 11/01/42	2,175	2,385,866

Tennessee – 1.2%
Hardeman County Correctional Facilities Corp. Tennessee, RB,
7.75%, 8/01/17	2,470	2,470,692
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series D,
3.25%, 10/01/37	6,520	6,289,648
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C,
5.00%, 11/15/47	430	487,108

		9,247,448

Texas – 13.1%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	4,365	5,148,910
City of Austin Texas, Refunding RB, Water & Wastewater System,
5.00%, 11/15/37	1,275	1,489,863

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Dallas Texas Waterworks & Sewer System, Refunding RB,
5.00%, 10/01/35	$3,060	$3,526,038
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT:
7.38%, 7/01/22	3,500	3,514,840
7.00%, 7/01/29	3,000	3,012,630
City of Houston Texas Airport System, Refunding RB, Senior Lien, Series A,
5.50%, 7/01/39	3,100	3,587,041
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT,
5.00%, 11/01/35	3,665	4,003,939
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc., Series B,
4.75%, 11/01/42	2,995	3,079,579
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A,
6.38%, 8/15/44	1,000	1,171,180
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A,
6.30%, 11/01/29	4,320	5,095,224
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B,
5.12%, 9/01/37(b)	4,110	1,186,557
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F,
6.13%, 1/01/31	12,140	13,424,291
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply,
5.50%, 8/01/25	6,365	7,498,479
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply,
5.00%, 12/15/29	3,845	4,195,549
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project,
7.00%, 6/30/40	7,000	8,516,480
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project,
6.88%, 12/31/39	6,655	7,960,711
Texas State Public Finance Authority, Refunding ERB, KIPP, Inc., Series A (ACA),
5.00%, 2/15/36	1,000	1,020,090
Texas State Turnpike Authority, RB, CAB (AMBAC),
6.02%, 8/15/35(b)	15,000	3,941,700
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	2,445	2,698,473
University of Texas System, Refunding RB, Financing System:
Series A, 5.00%, 8/15/22	5,000	6,353,900
Series B, 5.00%, 8/15/43	6,240	7,330,752

		97,756,226

Utah – 0.6%
County of Utah, RB, IHC Health Services Inc.,
5.00%, 5/15/43	4,090	4,612,579

Virginia – 2.0%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,522,380
5.50%, 9/01/34	2,000	2,018,560
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OPCP LLC Project, AMT:
5.25%, 1/01/32	3,270	3,582,612
6.00%, 1/01/37	3,715	4,271,061
5.50%, 1/01/42	2,335	2,550,007
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A,
5.20%, 1/01/27	1,000	1,025,760

		14,970,380

Washington – 1.4%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	945	945,227
6.20%, 9/01/32	1,250	1,250,137
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A,
6.75%, 5/15/21(a)	4,045	5,690,830
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A,
5.00%, 10/01/42	2,055	2,311,238

		10,197,432

Wisconsin – 3.1%
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	14,300	17,469,452

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	$4,970	$5,636,477

		23,105,929

Wyoming – 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project,
5.25%, 7/15/26	6,195	7,050,406
Wyoming Municipal Power Agency, RB, Series A,
5.00%, 1/01/42	595	645,283

		7,695,689

Total Municipal Bonds – 106.4%		793,351,303

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Alabama – 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2,
5.00%, 11/15/36	4,538	4,888,107

Arizona – 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	4,910	5,586,114

California – 7.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	6,581	7,639,104
California Educational Facilities Authority, RB, University of Southern California, Series B,
5.25%, 10/01/39(g)	5,310	6,217,638
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	11,960	13,531,604
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	4,650	5,317,694
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	2,154	2,617,951
San Francisco City & County Public Utilities Commission, RB, Series B,
5.00%, 11/01/39	19,080	21,650,839

		56,974,830

Colorado – 2.4%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	8,168,444
Series C-7, 5.00%, 9/01/36	4,800	5,168,304
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A,
5.50%, 7/01/34(g)	4,299	4,921,972

		18,258,720

Connecticut – 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,130	10,265,681
Series X-3, 4.85%, 7/01/37	9,266	10,469,349

		20,735,030

Florida – 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System,
5.00%, 10/01/34	11,448	12,955,400

Georgia – 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C,
5.00%, 9/01/38	6,398	7,283,043

Illinois – 0.9%
City of Chicago Illinois Waterworks, Refunding RB, Second Lien,
5.00%, 11/01/42	6,037	6,827,714

Maryland – 1.3%
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health, Series B,
5.00%, 11/15/51	8,480	9,489,120

Massachusetts – 1.4%
Massachusetts School Building Authority, RB, Senior, Series B,
5.00%, 10/15/41	9,200	10,607,784

Michigan – 0.9%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	3,175	3,437,534
5.25%, 7/01/39	2,749	2,993,626

		6,431,160

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College,
5.25%, 6/01/39(g)	4,048	4,764,312

New Jersey – 0.8%
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36	5,000	5,731,600

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York – 9.6%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	$3,260	$3,889,850
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2,
5.50%, 6/15/40	3,194	3,770,236
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Sub-Series E-1,
5.00%, 2/01/42	4,979	5,721,215
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction,
5.25%, 12/15/43	21,629	24,885,841
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	13,080	15,517,850
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	16,723	18,058,044

		71,843,036

North Carolina – 3.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A,
5.00%, 10/01/41	18,897	21,058,711
Wake Forest University,
5.00%, 1/01/38	3,120	3,528,127

		24,586,838

Ohio – 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A,
5.50%, 1/01/39	27,896	32,454,656

South Carolina – 2.5%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	7,795	8,622,907
5.25%, 12/01/29	6,920	7,640,718
5.25%, 12/01/30	2,510	2,755,177

		19,018,802

Tennessee – 1.7%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital,
5.00%, 7/01/31	11,240	12,324,660

Texas – 1.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A,
5.00%, 11/01/41	6,920	7,926,237

Utah – 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	7,303	8,082,252

Virginia – 3.5%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	6,266	7,219,253
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	10,618	12,242,573
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare,
5.00%, 11/01/40	6,075	6,719,104

		26,180,930

Washington – 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	5,384	6,103,944

Wisconsin – 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(g)	$11,458	$12,734,851

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 52.5%		391,789,140

Total Long-Term Investments (Cost – $1,065,167,289) – 158.9%		1,185,140,443

Short-Term Securities	Shares
Money Market Funds – 1.2%
FFI Institutional Tax-Exempt Fund,
0.01%, (h)(i)	9,170,829	9,170,829

	Par (000)
Washington – 0.1%
Washington Health Care Facilities Authority, RB, Multicare Health System, Series D (Barclays Bank Plc LOC),
0.11%, 2/01/13 (j)	785	785,000

Total Short-Term Securities (Cost – $9,955,829) – 1.3%		9,955,829

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $1,075,123,118*) – 160.2%	$1,195,096,272
Other Assets Less Liabilities – 1.1%	8,061,113
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (27.6)%	(205,760,636)
VRDP Shares, at Liquidation Value – (33.7)%	(251,400,000)

Net Assets Applicable to Common Shares – 100.0%	$745,996,749

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$869,742,590

Gross unrealized appreciation	$126,003,607
Gross unrealized depreciation	(6,320,851)

Net unrealized appreciation	$119,682,756

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $14,114,352.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	152,651	9,018,178	9,170,829	$2,790

(i)	Represents the current yield as of report date.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.	GARB	General Airport Revenue Bonds
	AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
	ARB	Airport Revenue Bonds	Radian	Radian Financial Guaranty
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
	EDA	Economic Development Authority	S/F	Single-Family
	EDC	Economic Development Corp.	SO	Special Obligation
	ERB	Education Revenue Bonds

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013	9

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,185,140,443	—	$1,185,140,443
Short-Term Securities	$9,170,829	785,000	—	9,955,829

Total	$9,170,829	$1,185,925,443	—	$1,195,096,272

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(72,734)	—	$(72,734)
TOB trust certificates	—	(205,670,926)	—	(205,670,926)
VRDP shares	—	(251,400,000)	—	(251,400,000)

Total	—	$(457,143,660)	—	$(457,143,660)

There were no transfers between levels during the period ended January 31, 2013.

10	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Fund, Inc.

Date: March 26, 2013